Merchandise Held For Disposition (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Dec. 31, 2011
Merchandise Held For Disposition [Line Items]
Merchandise held for disposition, gross	$ 194,063	$ 168,260		$ 171,996	$ 162,584
Allowance	(948)	(851)		(711)	(700)
Merchandise held for disposition, net, total	193,115	167,409		171,285	161,884
Domestic Retail Services Operations [Member]
Merchandise Held For Disposition [Line Items]
Merchandise held for disposition, gross	187,718	162,495		160,775	151,974
Allowance	(840)	(840)		(700)	(700)
Merchandise held for disposition, net, total	186,878	161,655		160,075	151,274
Foreign Retail Services Operations [Member]
Merchandise Held For Disposition [Line Items]
Merchandise held for disposition, gross	6,345	5,765	[1]	11,221	10,610	[1]
Allowance	(108)	(11)	[1]	(11)	0	[1]
Merchandise held for disposition, net, total	$ 6,237	$ 5,754	[1]	$ 11,210	$ 10,610	[1]

[1]	The allowance for 2012 is related to the Mexico Reorganization. See Note 3.